Basis of Presentation: (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands				12 Months Ended
	Aug. 16, 2019 USD ($)	Oct. 01, 2018 USD ($)	Aug. 10, 2018 USD ($)	Dec. 26, 2020 segment
Business acquisition
Number of operating business segments | segment				3
Affiliates of CCMP
Business acquisition
Ownership interest (in percent)				79.10%
Affiliates of Oak Hill Funds
Business acquisition
Ownership interest (in percent)				16.70%
Current and former members of management
Business acquisition
Ownership interest (in percent)				4.20%
MinuteKey
Business acquisition
Total consideration			$ 156,289
Big Time
Business acquisition
Total consideration		$ 348,834
Resharp
Business acquisition
Total consideration	$ 21,100